RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Companies) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | ¥		¥ 1,368	¥ 1,506	¥ 1,442
Feishang Management's share of office rental to Feishang Enterprise Group Co., Ltd. ("Feishang Enterprise") | ¥		¥ 166	¥ 166	¥ 166
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | $	$ 209
Feishang Management's share of office rental to Feishang Enterprise Group Co., Ltd. ("Feishang Enterprise") | $	$ 25